Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,000,000
Previously Paid Amount	0
Total Fee Amount	11,600.4
Total Offset Amount	0
Net Fee	$ 11,600.4